Summary of Significant Accounting Policies (Tables)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Basic And Diluted
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

Three Months Ended March 31 2021
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$9,704
Redeemable Net Earnings	$9,704
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	20,737,202
Basic and diluted earnings per share – Redeemable Class A Ordinary Shares	$0.00

Non-Redeemable Class B Ordinary Shares
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Net Income (Loss)	$(33,671,616)
Redeemable Net Earnings	(9,704)

Non-Redeemable Net Loss	$(33,681,320)

Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	5,184,300
Basic and diluted earnings (loss) per share – Non-Redeemable Class B Ordinary Shares	$(6.50)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For the Period from July 31, 2020 (inception) Through December 31, 2020
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$4,193

Redeemable Net Earnings	$4,193
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	20,737,202
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$—

Non-Redeemable Class B Ordinary Shares
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Net Income (Loss)	$(4,861,190)
Redeemable Net Earnings	$(4,193)

Non-Redeemable Net Loss	$(4,865,383)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Share s
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	5,184,300
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(0.94)